Average Annual Total Returns{- Fidelity® Series Value Discovery Fund} - 01.31 Fidelity Series Value Discovery Fund Series PRO-10 - Fidelity® Series Value Discovery Fund	Fidelity Series Value Discovery Fund-Default Return Before Taxes Past 1 year	Fidelity Series Value Discovery Fund-Default Return Before Taxes Past 5 years	Fidelity Series Value Discovery Fund-Default Return Before Taxes Since Inception		Fidelity Series Value Discovery Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series Value Discovery Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series Value Discovery Fund-Default After Taxes on Distributions Since Inception		Fidelity Series Value Discovery Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series Value Discovery Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series Value Discovery Fund-Default After Taxes on Distributions and Sales Since Inception		RS008 Past 1 year	RS008 Past 5 years	RS008 Since Inception
Total	8.91%	10.26%	10.38%	[1]	8.07%	8.90%	8.86%	[1]	5.76%	7.89%	8.01%	[1]	2.87%	9.74%	11.01%	[1]

[1]	(a)From December 6, 2012